Stock-Based Compensation	12 Months Ended
Mar. 31, 2023
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 15 — STOCK-BASED COMPENSATION

YS Group operates a share-based payment scheme (the “Scheme”) for the purpose of providing incentives and rewards to eligible participants who contribute to the success of YS Group’s operations. Eligible participants of the Scheme include YS Group’s directors, employees and consultants.

The 2010 Share Incentive Plan

On June 21, 2010, YS Group adopted the 2010 Share Incentive Plan (the “Plan”) that has a contractual term of 10 years. The Plan provides for the granting of stock options and other stock-based awards to employees and directors. YS Group’s Board of Directors authorized and reserved for the issuance of up to 2,725,650 ordinary shares under the Plan for the period from 2010 to 2013, giving retroactive effect of combination in March 2023. Starting from 1 January 2014, the maximum number of shares subject to awards that may be granted during any single calendar year is equal to 1.5% of total issued and outstanding shares as of the first business day of that calendar year.

The stock options granted to employees are accounted for as equity awards and measured at their grant date fair values. Options that vest based on service conditions generally will become vested over a three-year period in equal quarterly instalments of 0.08% each on the last day of every quarter that has elapsed until the options are 100% vested.

On January 1, 2015, an annual grant of 127,500 options, giving retroactive effect of combination in March 2023, which vest based on performance conditions, were granted to various employees. The annual grant was applicable for calendar years 2015, 2016, 2017, 2018, 2019 and 2020, respectively. The options become vested in equal quarterly instalments based on performance targets established on January 1st of each calendar year from 2015 to 2020. There are no more grants after December 31, 2020 under the 2010 share incentive plan.

For options granted to YS Group’s senior executives, the grantee can exercise vested options after the commencement date of exercise and before the earlier of 1) its contractual term (i.e., 10 years after each of its vesting date); or 2) 5 years after the grantee terminates their employment if the vested option has not been exercised.

For options granted to the remaining employees, the grantee can exercise vested options after the commencement date of exercise and before the earlier of 1) its contractual term (i.e., 10 years after each of its vesting date); or 2) 12 months after the grantee terminates their employment if the vested option has not been exercised.

For those awards, evaluations are made as of each reporting period to assess the likelihood of performance criteria being met. Share-based payment expenses are then adjusted to reflect the revision of original estimates.

The exercise prices and exercise periods, giving retroactive effect of combination in March 2023, of the share options outstanding as at the end of each of the Relevant Periods are as follows:

	Number of shares options	Average exercise price per share option
(RMB)
As of March 31, 2021	3,253,565	29.3156
Granted during the period	—	—
Forfeited during the period	—	—
Exercised during the period	—	—
Expired during the period	—	—
As of March 31, 2022	3,253,565	29.3156
Granted during the period	—
Forfeited during the period	—	—
Exercised during the period	—	—
Expired during the period	—	—
As of March 31, 2023	3,253,565	32.4020

The exercise prices and exercise periods, giving retroactive effect of combination in March 2023, of the share options outstanding as at the end of the reporting periods are as follows:

Year Ended 31 March 2023 Number of options	Exercise price	Exercise period
	(RMB)
1,533,252	13.938	2021 – 2031
613,369	25.8524	2021 – 2026
1,106,944	52.5376	2021 – 2026
3,253,565

Bonus incentive plan

On January 1, 2015, YS Group launched a bonus incentive program effective for six years from launch date. The bonus incentive program is divided into two six-month periods each calendar year. The bonus incentive program specifies for each monthly tranche in the six-month period an independent performance condition for a stated period of service (i.e., one month). The bonus amount is determined on a monthly basis at month-end by the human resources department based on a reasonably objective performance criteria that serves as a basis for promotion and other compensation decisions. A fixed conversion price is then applied to the employee’s month end bonus to determine the number of ordinary shares to be issued to the employee for each individual month. At the end of each respective six-month period, YS Group finalizes the vested ordinary shares to be issued to the employee.

Based on the above, the employee does not receive a number of ordinary shares with a FV equal to a predominantly fixed dollar amount on the delivery date. Hence, the ordinary shares granted to employees are accounted for as equity awards. In addition, each monthly tranche should be accounted for as a separate award with its own service inception date, grant-date FV, and respective requisite service period because the employee’s ability to retain (vest in) the award pertaining to the current month is not dependent on service beyond the current month.

Restricted share units (“RSU”)

Giving retroactive effect of combination in March 2023, on February 1, 2018, YS Group granted 692,500 RSUs to employees under the Plan. The weighted average grant-date FV of restricted shares units granted was $7.24, which was derived from the FV of the underlying ordinary shares. 405,000 out of the 692,500 restricted share units were subject to service conditions vesting in six equal semi-annual instalments over three years or eight equal semi-annual instalments over four years, respectively. The remaining 287,500 RSUs had been vested on March 16, 2023 due to the successful closing of the public offering. YS Group recognized expenses associated with these RSUs immediately in fiscal 2023. As of March 31, 2023, all the granted options are vested, and there were no unrecognized share-based payment expenses related to unvested restricted shares.

Giving retroactive effect of combination in March 2023, on July 25, 2018, YS Group granted 270,000 units of RSUs to three independent directors. Starting from the effective date of August 1, 2018, 30,000 RSUs will be awarded to each of the three directors annually, which shall be vested in equal portion of 7,500 units per three months’ Director services rendered by each director. For each of the new directors, 5,000 units will be vested for the two-month period starting from August 1, 2018, and the remaining are vested on quarterly basis starting from October 1, 2018 to July 31, 2021. The grant-date FV of the restricted share units was $1.84, which was derived from the FV of the underlying ordinary shares. As of March 31, 2023, all the granted options are vested and there were no unrecognized share-based payment expenses related to unvested restricted shares.

The 2020 Share Incentive Plan

On December 31, 2020, YS Group’s board of directors adopted the 2020 Share Incentive Plan for the purpose of granting share-based compensation awards to employees, directors and consultants to incentivize their performance and align their interests with YS Group. Pursuant to such plan, YS Group is entitled to grant awards to directors, employees and consultants of YS Group with rights to subscribe for up to 8,750,000 underlying ordinary shares of YS Biopharma. As of the date of this report, (1) 2,093,418 shares as RSU incentive shares have been fully vested and issued to the respective directors and employees of YS Group, and (2) 6,656,582 shares are reserved but not issued, among which, options to subscribe for 3,471,546 ordinary shares of YS Biopharma are granted to certain senior management and employees of YS Group but not exercised, giving retroactive effect of combination in March 2023.

Stock-based compensation expense included in YS Group’s consolidated statements of operations and comprehensive loss is as follows:

	Years Ended March 31,
	2021	2022	2023	2023
	(RMB)	(RMB)	(RMB)	(US$)
Research and development	4,200,464	975,171	(997,846)	$(145,211)
General and administrative	72,501,943	6,789,277	4,502,847	655,274
Selling and marketing	54,093	—	—	—
Total stock-based compensation	76,756,500	7,764,448	3,505,001	$510,063

On August 15, 2022, unanimous written resolution of the board of director of YS Group accepted the notice from a former employee, for the surrender of 143,750 of issued shares with US$0.00002 each in YS Group registered in his name, giving retroactive effect of combination in March 2023.